UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
OPERATING ACTIVITIES:
Net income	$ 203,825	$ 236,592
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of intangible assets	84,550	35,207
Amortization of unfavorable lease terms	(39,426)	(42,026)
Non-cash amortization of deferred revenue and straight line	23,452	(1,418)
Amortization of operating lease assets/ liabilities	(422)	(61)
Amortization and write-off of deferred finance costs and discount	2,677	1,568
Amortization of deferred dry dock and special survey costs	12,922	6,883
Loss on sale of vessels	0	511
Bargain gain	0	(44,053)
Equity in net earnings of affiliated companies	0	(80,839)
Stock-based compensation	82	234
Changes in operating assets and liabilities:
Increase in accounts receivable	(18,022)	(1,430)
Increase in prepaid expenses and other current assets	(28,470)	(12,521)
(Increase)/ decrease in amounts due from related parties	(15,779)	5,000
Increase in accounts payable	8,429	688
Increase in accrued expenses	3,556	5,487
Increase in deferred revenue	239	5,900
Decrease in amounts due to related parties	(64,204)	(17,324)
Payments for dry dock and special survey costs	(26,246)	(21,149)
Net cash provided by operating activities	147,163	77,249
INVESTING ACTIVITIES:
Net cash proceeds from sale of vessels	0	32,692
Deposits for acquisition/ option to acquire vessel	(55,586)	(4,965)
Cash acquired from merger with Navios Containers	0	10,282
Acquisition of/ additions to vessels, net of cash acquired	(6,274)	(180,419)
Repayments of notes receivable	0	8,872
Net cash used in investing activities	(61,860)	(133,538)
FINANCING ACTIVITIES:
Cash distributions paid	(3,082)	(1,706)
Net proceeds from issuance of general partner units	0	7,531
Net proceeds from issuance of common units	0	172,938
Repayment of long-term debt and financial liabilities	(210,314)	(260,372)
Payments of deferred finance costs	(1,964)	(3,327)
Proceeds from long-term debt and financial liabilities	135,235	343,350
Net cash (used in)/ provided by financing activities	(80,125)	258,414
Increase in cash, cash equivalents and restricted cash	5,178	202,125
Cash, cash equivalents and restricted cash, beginning of period	169,446	30,728
Cash, cash equivalents and restricted cash, end of period	174,624	232,853
Supplemental disclosures of cash flow information
Cash interest paid	25,464	12,275
Non-cash financing activities
Stock-based compensation	82	234
Non-cash investing activities
Deposits for acquisition/ option to acquire vessel (see Note 12)	6,316	0
Acquisition of vessels	$ 0	$ (5,766)